Property & Equipment (Details) - Schedule of Property and Equipment, Net - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Schedule of Property and Equipment Net [Abstract]
Equipment	$ 61,886	$ 73,415
Motor vehicles	350,650	340,462
Leasehold Improvement	557,711	502,969
Furniture and fixtures	6,248	9,054
Total cost	976,495	925,900
Less: Accumulated depreciation	401,772	284,542
Total, net	$ 574,723	$ 641,358